Document and Entity Information	Sep. 29, 2020
Cover [Abstract]
Entity Registrant Name	ADVANCE AUTO PARTS INC
Amendment Flag	false
Entity Central Index Key	0001158449
Document Type	8-K
Document Period End Date	Sep. 29, 2020
Entity Incorporation State Country Code	DE
Entity File Number	001-16797
Entity Tax Identification Number	54-2049910
Entity Address, Address Line One	2635 East Millbrook Road
Entity Address, City or Town	Raleigh
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27604
City Area Code	(540)
Local Phone Number	362-4911
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	AAP
Security Exchange Name	NYSE
Entity Emerging Growth Company	false